Financial and capital risk management and fair value measurement	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial and capital risk management and fair value measurement
24. Financial and capital risk management and fair value measurement
Capital risk management
The Company’s objectives when managing capital are to safeguard the ability to continue as a going concern and ensure that sufficient capital is in place to fund the Company’s R&D activities and operations. The Company’s principal methods of adjusting the capital available are through issuing new shares, licensing and/or collaboration agreements or arranging suitable debt financing. The Company’s share capital and share premium are disclosed in Note 22
.
The Company’s convertible loans are disclosed in Note 21
.
The Company monitors the availability of capital with regards to its committed and forecasted future expenditure on an ongoing basis.
The Company has an Employee Benefit Trust which holds ADSs to satisfy exercises of options under the Company’s share option schemes (see Note 26).
Financial risk management objectives and policies
The Company seeks to maintain a balance between equity capital and convertible debt to provide sufficient cash resources to execute the business plan. In addition, the Company maintains a balance between cash held on deposit and short- term investments in pound sterling and other currencies to reduce its exposure to foreign exchange fluctuations in respect of its planned expenditure.
Company’s principal financial instruments comprise warrants, convertible loan notes and trade payables which arise directly from its operations. The Company has various financial assets, including receivables and cash and short-term deposits.
Interest rate risk
The Company’s policy in relation to interest rate risk is to monitor short and medium-term interest rates and to place cash on deposit for periods that optimize the amount of interest earned while maintaining access to sufficient funds to meet the cost of is operating activities and future research and development activities.
The Company’s interest payable on convertible loan notes is fixed. Consequently, there is no material exposure to interest rate risk in respect of interest payable.
Credit risk
The Company is dependent on a number of third parties for the delivery of its programs and, where required, pays upfront deposits and fees in advance of the delivery of services. The Company considers all of its material counterparties to be creditworthy and the credit risk for each of its major counterparties to be low, but continues to assess credit risk as part of its management of these third-party relationships. The Company’s maximum exposure to credit risk for the components of the balance sheet at December 31, 2022 are the carrying amounts.
Liquidity risk
The Company’s policy is to maintain adequate cash reserves at highly rated banks and financial institutions and also seeks to invest in short-term deposits to achieve a competitive rate of return. The Company’s liquid resources are invested with regard to the timing of payments to be made in the ordinary course of business, while monitoring its funding requirements through preparation of short-term, mid-term
and long-term forecasts.
The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments at December 31, 2022:

	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
	£’000s	£’000s	£’000s	£’000s	£’000s
Leases	611	1,222	152	—	1,985
Trade and other payables	3,078	—	—	—	3,078
Accruals	4,491	—	—	—	4,491

The Company does not face a significant liquidity risk with regards to its lease liabilities.

The Company may incur potential payments upon achievement of clinical, regulatory and commercial milestones, as applicable, or royalty payments that may be required to be made under license agreements the Company entered into with various entities pursuant to which the Company has in-licensed
certain intellectual property, including license agreements with Novartis and AstraZeneca. Due to the uncertainty of the achievement and timing of the events requiring payment under these agreements, the amounts to be paid are not fixed or determinable at this time and no such amounts are included herein.
Foreign currency and market risk
Foreign currency risk arises from R&D activities, commercial transactions and recognized assets and liabilities in foreign currencies, with the principal currency exposure being fluctuations in pound sterling, U.S. dollars and Euros.
The functional currency of the Company and all subsidiaries is pound sterling, except for Mereo BioPharma 5, Inc. whose functional currency is U.S. dollars. The Company incurs expenditures in foreign currencies and is exposed to the risks of foreign exchange rate movements, with the impact recognized in the consolidated statement of comprehensive income/(loss).
Funding secured in 2021 and 2020 was principally in U.S dollars and, although the Company currently has no revenue from product sales, proceeds received from upfront milestones under its licensing and collaboration agreements are denominated in U.S. dollars, while the majority of operating costs are denominated in pound sterling, U.S. dollars and Euros.
The Company seeks to minimize this exposure by passively maintaining foreign currency cash balances at levels appropriate to meet foreseeable foreign currency expenditures. The Company does not hedge potential future cash flows or income.
The table below shows analysis of the pound sterling equivalent of period-end
cash and short-term deposits balances by currency:

	December 31,
	2022	2021
	£’000s	£’000s
Pound sterling	52,812	92,104
U.S. dollars	2,484	2,018
Euro	1,029	165
Swiss francs	9	9

Total	56,334	94,296

The table below shows those transactional exposures that give rise to net currency gains and losses recognized in the consolidated statement of comprehensive income/(loss). Such exposures comprise the net monetary assets and monetary liabilities of the Company that are not denominated in the functional currency of the relevant subsidiary. As at December 31, these exposures were as follows:

	December 31,
	2022		2021

Net foreign currency assets/(liabilities)	£	’000s	£	’000s
U.S. dollars		872		920
Euro		768		(142)
Swiss francs		(179)		9

Total		1,461		787

The most significant currencies in which the Company transacts, other than pound sterling, are the U.S. dollar and the Euro. The Company also transacts in other currencies as necessary.
The following table illustrates the sensitivity to a 10% weakening or strengthening in the period-end
rate in the U.S.
dollar and the Euro against pound sterling:

December 31, 2022	U.S. dollar	Euro
	£’000s	£’000s

Loss before tax	(79)	(70)
Equity	(79)	(70)

December 31, 2021	U.S. dollar	Euro
	£’000s	£’000s
Profit before tax	(84)	13
Equity	(84)	13
Financial instruments by category

	Fair value through profit or loss December 31,				Amortized cost December 31,
	2022		2021		2022		2021
Financial assets	£	’000s	£	’000s	£	’000s	£	’000s
Cash and short-term deposits		—		—		56,334		94,296
Other receivables		—		—		400		1,032

Total financial assets		—		—		56,734		95,328

Financial liabilities
Provisions		4,634		4,123		187		—
Convertible loan notes		—		—		11,086		14,384
Warrant liability		531		8,336		—		—
Trade and other payables		—		—		2,911		2,309
Accruals		—		—		4,491		3,826
Lease liability		—		—		1,688		2,376

Total financial liabilities		5,165		12,459		20,363		22,895

The carrying values of financial assets and financial liabilities recorded at amortized cost in the consolidated financial statements are approximately equal to their fair values.
Fair value hierarchy

Liabilities measured at fair value	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
		£’000s	£’000s	£’000s	£’000s
Provision for deferred consideration (Note 18)	December 31, 2022	4,634	—	—	4,634
Warrant liability (Note 20)	December 31, 2022	531	—	129	402

Liabilities measured at fair value	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
		£’000s	£’000s	£’000s	£’000s
Provision for deferred consideration (Note 18)	December 31, 2021	4,123	—	—	4,123
Warrant liability (Note 20)	December 31, 2021	8,336	—	341	7,995
There were no transfers between Level 1 and Level 2 during the years ended December 31, 2022 and 2021.
The following table presents the changes in Level 3 items for the years
ended December 31, 2022 and December 31, 2021.

	Provision for deferred cash consideration	Warrant liability
	£’000s	£’000s
January 1, 2021	1,525	49,930
Settled during the year	—	(2,400)
Unwinding of the time value of money (recognized as a finance cost)	225	—
Change in estimate relating to probabilities (revision to intangible asset, see Note 13)	2,373	—
Change in fair value	—	(39,535)

December 31, 2021	4,123	7,995

Unwinding of the time value of money (recognized as a finance cost)	451	—
Change in foreign exchange rates	508	—
Change in estimate relating to probabilities (revision to intangible asset, see Note 13)	(448)	—
Change in fair value	—	(7,593)

December 31, 2022	4,634	402

The following methods and assumptions were used to estimate the fair values:

•
The fair value of the provision for deferred cash consideration is estimated by discounting future cash flows using rates currently available for debt on similar terms and credit risk. In addition to being sensitive to a reasonably possible change in the forecast cash flows or the discount rate, the fair value of the deferred cash consideration is also sensitive to a reasonably possible change in the probability of reaching certain milestones. The valuation requires management to use unobservable inputs in the model, of which the significant unobservable inputs are disclosed in the tables below. The Company regularly assesses a range of reasonably possible alternatives for those significant unobservable inputs and determines their impact on the total fair value.

•
At December 31, 2022, the Company estimates the fair value of the contingent consideration liability to be £nil. CVR payments of £0.7 million in 2022 and £0.4 million in 2020 were made relating to the Navi milestones received from OncXerna. The estimated contingent consideration payable is based on a risk adjusted, probability-based scenario. Under this approach the likelihood of future payments being made to the former shareholders of Mereo BioPharma 5, Inc. under the CVR arrangement is considered. The estimate could materially change over time as the development plan and subsequent commercialization of the Navi product progresses.

•
The warrant liability is estimated using a Black-Scholes model, taking into account appropriate amendments to inputs in respect of volatility, remaining expected life of the warrants and rates of interest at each reporting date.

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as at December 31, 2022 and 2021 are as follows:

	Valuation technique	Significant unobservable inputs	Input range (weighted average)	Sensitivity of the input to fair value

Provision for deferred cash consideration	Discounted cash flow	WACC	2022: 15%	1% increase/decrease would result in a decrease/increase in fair value by £25,000

		WACC	2021: 12%	1% increase/decrease would result in a decrease/increase in fair value by £31,000

		Probability of success	2022: 40.6%- 81.2%	10% increase/decrease would result in an increase/decrease in fair value by £0.6 million

		Probability of success	2021: 40.6% - 81.2%	10% increase/decrease would result in an increase/decrease in fair value by £0.5 million

Contingent consideration liability	Discounted cash flow	Ongoing uncertainty in the clinical development of the Navi product		Total potential payments future payments relating to the contingent consideration liability on a gross, undiscounted basis are approximately $80 million.

Regulatory approval and commercialization risks
Sensitivity of the input to fair value is primarily driven by uncertainty in the clinical development of the Navi product. Future potential payments under the CVR arrangement are contingent on i) future development milestones and ii) future sales of the Navi product, following regulatory approval and commercialization. In January 2020, the Company entered into the license agreement as detailed in Note 13. Although pursuant to the license agreement the Company is entitled to additional payments of up to $302 million, there continues to be significant uncertainty in respect of any milestone and royalty payments under the license agreement.

Warrant liability related to the private placement	Black-Scholes model	Expected volatility	2022: 95.5%
Volatility was estimated by reference to the 0.4 year historical volatility of the historical share price of the Company, matching the maturity of the instrument. If the volatility is decreased to 91.8% based on 3-month historical volatility, the carrying value of the warrants as of December 31, 202
2
 would decrease to £0.3 million.

		Expected volatility	2021: 75.1%
Volatility was estimated by reference to the 1.4 years historical volatility of the historical share price of the Company, matching the maturity of the instrument. If the volatility is decreased to 67.4% based on 1-year historical volatility, the carrying value of the warrants as of December 31, 2021 would decrease to £6.7 million.